Royalty, Stream and Working Interests - Rollforward (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Royalty, stream and working interests
Balance at beginning of period	$ 4,927.5	$ 5,149.3
Additions	272.2	138.4
Disposal	(3.3)
Depletion	(135.0)	(284.0)
Impact of foreign exchange	25.2	(76.2)
Balance at end of period	5,086.6	4,927.5
Mining Royalties
Royalty, stream and working interests
Balance at beginning of period	865.8	903.0
Additions	9.6	44.1
Transfers	71.6
Depletion	(19.9)	(40.2)
Impact of foreign exchange	14.5	(41.1)
Balance at end of period	941.6	865.8
Streams
Royalty, stream and working interests
Balance at beginning of period	2,447.4	2,623.0
Additions	184.3	1.6
Depletion	(83.3)	(177.2)
Impact of foreign exchange	(0.1)
Balance at end of period	2,548.3	2,447.4
Energy
Royalty, stream and working interests
Balance at beginning of period	1,181.5	1,258.3
Additions	5.9	12.1
Depletion	(31.6)	(66.4)
Impact of foreign exchange	7.3	(22.5)
Balance at end of period	1,163.1	1,181.5
Advanced
Royalty, stream and working interests
Balance at beginning of period	371.0	308.8
Additions	57.4	72.7
Disposal	(3.3)
Transfers	(71.6)
Depletion	(0.2)	(0.2)
Impact of foreign exchange	3.0	(10.3)
Balance at end of period	356.3	371.0
Exploration
Royalty, stream and working interests
Balance at beginning of period	61.8	56.2
Additions	15.0	7.9
Impact of foreign exchange	0.5	(2.3)
Balance at end of period	$ 77.3	$ 61.8